PROPERTY, PLANT AND MINE DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND MINE DEVELOPMENT
Schedule of property, plant and mine development

			Mine
	Mining	Plant and	Development
	Properties	Equipment	Costs	Total
As at December 31, 2017	$1,665,527	$1,991,121	$1,969,904	$5,626,552
Additions	335,938	247,655	681,882	1,265,475
Impairment loss (Note 24)	(100,676)	—	—	(100,676)
Disposals	(8,554)	(5,590)	—	(14,144)
Amortization	(146,793)	(268,028)	(128,084)	(542,905)
Transfers between categories	29,621	19,709	(49,330)	—
As at December 31, 2018	$1,775,063	1,984,867	2,474,372	6,234,302
Additions	63,305	314,469	635,030	1,012,804
Impairment reversal (Note 24)	172,484	—	173,337	345,821
Disposals	(937)	(19,434)	—	(20,371)
Amortization	(152,160)	(300,027)	(116,704)	(568,891)
Transfers between categories	150,796	1,207,920	(1,358,716)	—
As at December 31, 2019	$2,008,551	$3,187,795	$1,807,319	$7,003,665
As at December 31, 2018
Cost	$3,135,284	$4,839,166	$3,281,066	$11,255,516
Accumulated amortization and impairments	(1,360,221)	(2,854,299)	(806,694)	(5,021,214)
Carrying value - December 31, 2018	$1,775,063	$1,984,867	$2,474,372	$6,234,302
As at December 31, 2019
Cost	$3,348,912	$6,182,372	$2,540,534	$12,071,818
Accumulated amortization and impairments	(1,340,361)	(2,994,577)	(733,215)	(5,068,153)
Carrying value - December 31, 2019	$2,008,551	$3,187,795	$1,807,319	$7,003,665

Schedule of geographical information of property, plant and mine development

	As at	As at
	December 31,	December 31,
	2019	2018
Northern Business:
Canada	$5,000,544	$4,386,051
Finland	1,205,935	996,946
Sweden	13,812	13,812

Southern Business:
Mexico	780,877	835,797
United States	2,497	1,696
Total property, plant and mine development	$7,003,665	$6,234,302